TAX SITUATION - Income Tax Returns Open for Examination by Tax Authorities (Details)	12 Months Ended
Dec. 31, 2019
Banco de Crdito del Per S.A.
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2016 to 2019
Mibanco Banco De La Microempresa [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2015 to 2019
Prima AFP S.A [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2016 to 2019
Pacifico Compania de Seguros y Reaseguros [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2015 to 2019
Pacifico Peruano Suiza [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2015 to 2017